Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	$ 32	$ 17
Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	32	17
Payment obligation in connection with acquisition
Level 1 [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Payment obligation in connection with acquisition
Level 2 [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	32	17
Payment obligation in connection with acquisition
Level 3 [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Payment obligation in connection with acquisition